Net Fee and Commission Income	12 Months Ended
Mar. 31, 2022
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Net Fee and Commission Income
28	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Fee and commission income from:
Loans	¥128,583	¥132,523	¥123,472
Credit card business	333,109	304,787	304,238
Guarantees	66,199	64,422	67,846
Securities-related business	169,719	169,251	149,837
Deposits	16,302	14,763	14,045
Remittances and transfers	139,122	138,907	141,617
Safe deposits	4,025	4,160	4,349
Trust fees	5,940	4,885	4,680
Investment trusts	183,164	163,522	150,349
Agency	8,854	8,442	9,612
Others	193,208	168,720	177,087

Total fee and commission income	1,248,225	1,174,382	1,147,132

Fee and commission expense from:
Remittances and transfers	32,604	39,417	40,601
Others	177,158	162,306	163,221

Total fee and commission expense	209,762	201,723	203,822

Net fee and commission income	¥1,038,463	¥972,659	¥943,310

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit.